Convertible Debentures - Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components (Detail)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jul. 21, 2017 CAD ($)	Jul. 21, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Jun. 10, 2016 CAD ($)	Jun. 10, 2016 USD ($)
2016 Debentures [member]
Convertible debentures [line items]
Fair value adjustment during the period	$ (18,260,998)		$ 19,930,572
Interest payable	354,480		350,900
Convertible debentures and interest payable	72,835,855		91,093,273
Less: interest payable included in accounts payable & accrued liabilities	(354,480)		(350,900)
Convertible debentures at fair value	72,481,375	$ 53,131,047	90,742,373	$ 72,333,498			$ 70,811,801	$ 74,123,520	$ 58,200,000
2017 Debentures [member]
Convertible debentures [line items]
Fair value adjustment during the period	(14,918,084)		7,592,413
Interest payable	354,480		350,900
Convertible debentures and interest payable	66,063,989		80,978,493
Less: interest payable included in accounts payable & accrued liabilities	(354,480)		(350,900)
Convertible debentures at fair value	$ 65,709,509	$ 48,167,064	$ 80,627,593	$ 64,270,700	$ 73,035,180	$ 58,200,000	$ 73,035,180